NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

NOTE 2- SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

B.	Financial Statements in U.S. Dollars

The reporting currency of the Company is the U.S. dollar ("dollar" or "$"). The currency of the primary economic environment in which the operations of the Company are conducted is the dollar, and the dollar has been determined to be the Company's functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured into dollars in accordance with the principles set forth in Accounting Standards Codification ("ASC") No. 830 (“Foreign Currency Matters”). All exchange gains and losses from re-measurement of monetary balance sheet items resulting from transactions in non-dollar currencies are reflected in the statements of operations as they arise.

C.	Cash Equivalents

Cash equivalents consist of short-term, highly liquid investments like bank deposits, which are readily convertible into cash with original maturities when purchased of three months or less.

D.	Net Profit (Loss) Per Ordinary Share

Basic net profit (loss) per ordinary share was computed in accordance with ASC No. 260-10 by dividing the net profit (loss) allocated to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. For purposes of calculating diluted earnings per ordinary share, the denominator includes both the weighted-average number of ordinary shares outstanding during the period and the number of ordinary share equivalents if the inclusion of such ordinary share equivalents is dilutive. Dilutive ordinary share equivalents potentially include stock options using the treasury stock method.

In 2020 and 2018, the Company incurred net losses which cannot be diluted; therefore, basic and diluted loss per ordinary share was the same. In 2019, the stock options were "out of the money" and therefore, basic and diluted loss per ordinary share was the same.

E.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits.

As of December 31, 2020, the Company had cash and cash equivalents that totaled to $301 and short-term deposits totaling to $1,624 all of which are deposited in a major Israeli financial institution. As of December 31, 2019, the Company had cash and cash equivalents that totaled to $12 and short-term deposits totaling to $1,919 all of which were deposited in a major Israeli financial institution. The Company has not incurred any losses on these accounts. Management believes that the financial institutions holding the Company's cash and cash equivalents and its deposits is financially sound.

F.	Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, and other payables and accrued expenses approximated their fair values as of December 31, 2020 and 2019 due to their short-term nature.

G.	Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements. Most of the newer standards issued represent technical corrections to the accounting literature or application to specific industries which have no effect on the Company’s financial statements.